Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status

NOTE 5 - TAX STATUS

The Plan adopted a prototype non-standardized pre-approved defined contribution plan document, which obtained its latest opinion letter dated June 30, 2020 in which the IRS stated that the prototype document satisfies the applicable provisions of the Code. The Bank believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the Code. Therefore, contributions to the Plan and earnings from its assets are not currently taxable to the Plan or its participants.

GAAP requires plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, not to be sustained upon examination by the IRS. The plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions. There are currently no audits in progress.